Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2023
Finance lease receivables
Schedule of finance lease receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Gross investment in finance lease receivables	1,414,453	—	—
Less: unearned income	(11,866)	—	—
Net investment in finance lease receivables	1,402,587	—	—
Less: allowance for finance lease receivables	(21,496)	—	—
Finance lease receivables, net	1,381,091	—	—

Schedule of nonaccrural finance lease receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Nonaccrual finance lease receivables	15,143	—	—
Less: allowance for nonaccrual financial lease receivables	(3,110)	—	—
Nonaccrual finance lease receivables, net	12,033	—	—

Schedule of aging of past-due financing lease receivables

5.3 The following table presents the aging of past-due finance lease receivables as of December 31, 2022:

	1-30	31-60	61-90	90-120	120-150	150-180	Total past
	days	days	days	days	days	days	due	Current	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	78,279	29,943	9,352	—	3,920	11,223	132,717	1,269,870	1,402,587

Schedule of future minimum lease payments to be received

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2022
Finance lease receivables	1,414,453	—	—	—	1,414,453

Schedule of movement of allowance for finance lease receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	5,142,488	21,496	3,117
Reverse	(5,086,116)	(4,954,732)	(697,860)
Charge-offs	(34,876)	(21,496)	(3,117)
Recovery	—	4,954,732	697,860
Balance at the end of the year	21,496	—	—
Evaluated for impairment on a portfolio basis	21,496	—	—